Condensed Consolidated Statement Of Stockholders' Equity (USD $) In Thousands, except Share data	Common Stock and Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2008	$ 250,826	$ (254,971)	$ (4,145)
Balance, shares at Dec. 31, 2008	7,811,004
Proceeds from the issuance of common shares and warrants, net	1,221		1,221
Proceeds from the issuance of common shares and warrants, net, shares	1,312,500
Shares issued in connection with settlement of liabilities	982		982
Shares issued in connection with settlement of liabilities, shares	899,003
Shares issued in connection with amendment of license agreement	1,000		1,000
Shares issued in connection with amendment of license agreement,shares	151,515
Proceeds from the exercise of options, warrants and employee stock purchase plan purchases	181		181
Proceeds from the exercise of options, warrants and employee stock purchase plan purchases, shares	31,214
Reclassification of fair value of warrants exercised	109		109
Compensation related to restricted stock, net of forfeitures	(340)		(340)
Compensation related to restricted stock, net of forfeitures, shares	(3,501)
Compensation related to restricted stock, stock options and employee stock purchase plan, net of forfeitures	2,152		2,152
Net loss		(8,046)	(8,046)
Balance at Dec. 31, 2009	256,131	(263,017)	(6,886)
Balance, shares at Dec. 31, 2009	10,201,735		10,201,735
Proceeds from the issuance of common shares and warrants, net	1,693		1,693
Proceeds from the issuance of common shares and warrants, net, shares	3,141,389
Shares issued in connection with acquisition of Cequent Pharmaceuticals and termination of notes payable and warrants issued to Cequent	30,337		30,337
Shares issued in connection with acquisition of Cequent Pharmaceuticals and termination of notes payable and warrants issued to Cequent, shares	9,882,853
Shares issued in connection with settlement of liabilities	3,916		3,916
Shares issued in connection with settlement of liabilities, shares	2,442,663
Shares issued in connection with amendment of license agreement	3,790		3,790
Shares issued in connection with amendment of license agreement,shares	1,419,487
Proceeds from the exercise of options, warrants and employee stock purchase plan purchases	2,719		2,719
Proceeds from the exercise of options, warrants and employee stock purchase plan purchases, shares	712,837
Reclassification of fair value of warrants exercised	2,878		2,878
Reclassification of fair value of price adjustable warrants from liability to equity upon elimination of price adjustment feature	4,459		4,459
Compensation related to restricted stock, stock options and employee stock purchase plan, net of forfeitures	2,016		2,016
Fractional shares redeemed in reverse stock split	(216)
Net loss		(27,753)	(27,753)
Balance at Dec. 31, 2010	307,939	(290,770)	17,169
Balance, shares at Dec. 31, 2010	27,800,748		27,800,748
Proceeds from the issuance of common shares and warrants, net	4,520	0	4,520
Proceeds from the issuance of common shares and warrants, net, shares	28,693,500
Shares issued in connection with amendment of license agreement	80	0	80
Shares issued in connection with amendment of license agreement,shares	113,766
Proceeds from the exercise of subscription investment units and warrants	463	0	463
Proceeds from the exercise of subscription investment units and warrants, shares	7,696,500
Reclassification of fair value of price adjustable subscription investment units and warrants from liability to equity upon exercise	121	0	121
Reclassification of fair value of price adjustable subscription investment units and warrants from liability to equity upon exercise, shares	0
Reclassification of fair value of price adjustable warrants from liability to equity upon elimination of price adjustment feature	620	0	620
Reclassification of fair value of price adjustable warrants from liability to equity upon elimination of price adjustment feature, shares	0
Proceeds from employee stock purchase plan purchases	21	0	21
Proceeds from employee stock purchase plan purchases, shares	35,041
Compensation related to restricted stock, stock options and employee stock purchase plan, net of forfeitures	572	0	572
Compensation related to restricted stock, stock options and employee stock purchase plan, net of forfeitures, shares	0
Net loss	0	(7,250)	(7,250)
Balance at Jun. 30, 2011	$ 314,336	$ (298,020)	$ 16,316
Balance, shares at Jun. 30, 2011	64,339,555		64,339,555